VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
VAT AND OTHER TAXES PAYABLE
VAT payable	$ 107,146	$ 120,305
Surcharge and fees	312	15,114
Income tax payable	204
Other taxes		2,276
Total Other Taxes Payable	$ 107,662	$ 137,695